Document and Entity Information Document	Feb. 06, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 06, 2023
Entity Registrant Name	MOOG Inc.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-05129
Entity Tax Identification Number	16-0757636
Entity Address, Address Line One	400 Jamison Rd
Entity Address, City or Town	East Aurora,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14052-0018
City Area Code	716
Local Phone Number	652-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000067887
Amendment Flag	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	MOG.A
Security Exchange Name	NYSE
Common Class B [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B common stock
Trading Symbol	MOG.B
Security Exchange Name	NYSE